SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8.            SUBSEQUENT EVENTS

On October 3, 2014, the Company issued one convertible note payable in the principal amount of $400,000. The convertible note is for a term of one year, maturing on October 3, 2015 and bears interest at the rate of 12% per annum, which is due on the earlier of maturity or conversion. The convertible note, and accrued interest thereon, will be converted into shares of common stock of the Company at $0.125 upon the effectiveness of a registration statement on Form S-1 filed by the Company. The Company is entitled to repay these promissory notes, in whole or in part, without notice or penalty. The convertible note is secured by a security agreement. The security is a floating charge over all of the assets of the Company. In connection with the issuance of the note, the Company paid finders’ fees consisting of: (i) a cash payment equal to 10% of the funds raised through the issuance of the note, totalling $40,000, and (ii) the issuance of 320,000 warrants, each of which is exercisable into one share of common stock at a price of $0.125 per share until October 3, 2016.

On October 15, 2014, as amended on December 1, 2014, the Company entered into a share exchange agreement with Virurl and all of its stockholders, and, as a result of the closing of this agreement on December 16, 2014, Virurl became a wholly-owned subsidiary of the Company. Under the share exchange, the Company issued 22,674,647 shares of common stock for 100% of the outstanding shares of common stock of Virurl, and 9,028,770 shares of common stock for 100% of the outstanding shares of preferred stock of Virurl. In addition, all outstanding options and warrants of Virurl became exercisable into shares of common stock of the Company rather than shares of common stock of Virurl. The number of shares of the Company’s common stock issuable on exercise of such options and warrants, and the exercise price therefor, were modified in accordance with the exchange ratio used for the share exchange transaction. Prior to the share exchange, the Company had 19,000,000 shares of common stock outstanding. As a result of the acquisition of Virurl, the Company adopted the business of Virurl and it has been operating under the “Revenue.com” and “Revenue” brands. Virurl was incorporated in the State of Delaware on July 1, 2010.

The share exchange was accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the share exchange transaction, the stockholders and management of Virurl had effective control of the Company, and the Company was a “shell company” prior to the closing of the transaction. For accounting purposes, Virurl was deemed to be the accounting acquirer in the transaction and the transaction was treated as a recapitalization of the Company. Accordingly, Virurl’s assets, liabilities and results of operations will become the historical financial statements of the Company, and the Company’s assets, liabilities and results of operations will be consolidated with Virurl’s, effective as of the date of the closing of the transaction. No step-up in basis or intangible assets or goodwill was recorded in connection with this transaction.

On October 20, 2014, the Company provided Virurl with a bridge loan of $360,000, for general working capital purposes.  The bridge loan has a one-year term, unless extended by mutual agreement, and bears interest at the rate of 12% per annum.  As security for the bridge loan, Virurl provided the Company with a general security agreement over all of Virurl’s assets.

As a result of the completion of the share exchange transaction between the Company and Virurl on December 16, 2014, all outstanding bridge loans made by the Company to Virurl are now treated as inter-company loans.

In accordance with ASC 855, the Company’s management reviewed all material events through January , 2015, and there are no additional material subsequent events to report.

Subsequent Events.

Note 8 – Subsequent Events

On October 15, 2014, as amended on December 1, 2014, the Company entered into a share exchange agreement with Revenue, and, as a result of the closing of this agreement on December 16, 2014, the Company became a wholly-owned subsidiary of Revenue. Under the share exchange, Revenue issued 22,674,647 shares of common stock for 100% of the outstanding shares of common stock of the Company and 9,028,770 shares of common stock for 100% of the outstanding shares of preferred stock of the Company. In addition, all outstanding options and warrants of the Company became exercisable into shares of common stock of Revenue rather than shares of common stock of the Company. The number of Revenue shares of common stock issuable on exercise of such options and warrants, and the exercise price therefor, were modified in accordance with the exchange ratio used for the share exchange transaction. Prior to the share exchange, Revenue had 19,000,000 shares of common stock outstanding.

The share exchange was accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the share exchange transaction, the stockholders and management of the Company had effective control of Revenue, and Revenue was a “shell company” prior to the closing of the transaction. For accounting purposes, the Companywas deemed to be the accounting acquirer in the transaction andthe transaction was treated as a recapitalization of Revenue. Accordingly, the Company’s assets, liabilities and results of operations will become the historical financial statements of Revenue, and Revenue’s assets, liabilities and results of operations will be consolidated with the Company’s, effective as of the date of the closing of the transaction. No step-up in basis or intangible assets or goodwill was recorded in connection with this transaction.

On October 20, 2014, Revenue provided the Company with a bridge loan of $360,000, for general working capital purposes.  The proceeds of the bridge loan were obtained by Revenue from third-party lenders. The bridge loan has a one-year term, unless extended by mutual agreement, and bears interest at the rate of 12% per annum.  As security for the bridge loan, the Company provided Revenue with a general security agreement over all of the Company’s assets.

As a result of the completion of the share exchange transaction between the Company and Revenue on December 16, 2014, all outstanding bridge loans made by Revenue to the Company are now treated as inter-company loans.

In accordance with ASC 855, the Company’s management reviewed all material events through January, 2015, and there are no additional material subsequent events to report.